Net Loss per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss attributable to Class A common stockholders-basic	$ (10,081)	$ (9,199)	$ (10,577)	$ (270,127)
Net loss attributable to Class A common stockholders-diluted	$ (10,081)	$ (9,199)	$ (10,577)	$ (270,127)
Weighted average Class A common shares outstanding-basic (in shares)	41,579	41,579,000	41,579,000	41,579
Diluted (in shares)	41,579	41,579,000	41,579,000	41,579
Net loss per share attributable to Class A common stockholders-basic (in dollars per share)	$ (0.24)	$ (0.22)	$ (0.25)	$ (6.50)
Net loss per share attributable to Class A common stockholders- diluted (in dollars per share)	$ (0.24)	$ (0.22)	$ (0.25)	$ (6.50)